SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ in Millions	2 Months Ended
Mar. 13, 2018 USD ($) Aircraft Engine
Subsequent Event [Abstract]
Number of engines to be acquired on operating leases | Engine	7
Acquisition Credit Facility [Member]
Subsequent Event [Abstract]
Senior secured debt financing to be provided pursuant to commitment letter | $	$ 582.2
Number of aircraft to be financed with borrowings	30
Two-Year Loan Facility [Member]
Subsequent Event [Abstract]
Senior secured debt financing to be provided pursuant to commitment letter | $	$ 145.5
Term of loan facility	2 years
Five-Year Loan Facility [Member]
Subsequent Event [Abstract]
Senior secured debt financing to be provided pursuant to commitment letter | $	$ 436.7
Term of loan facility	5 years
Warehouse Facility [Member]
Subsequent Event [Abstract]
Number of aircraft to be financed with borrowings	4
Narrow-Body Aircraft [Member]
Subsequent Event [Abstract]
Number of aircraft purchased	1
Number of aircraft to be acquired on operating leases	55
A320neo [Member]
Subsequent Event [Abstract]
Number of aircraft to be acquired, not subject to lease	20